SA Multi-Managed Diversified Fixed Income Portfolio Investment Strategy - SA Multi-Managed Diversified Fixed Income Portfolio	Mar. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Portfolio
Strategy Narrative [Text Block]	The Portfolio attempts to achieve its investment goal by investing, under normal circumstances, at least 80% of its net assets in fixed income securities, including U.S. and foreign government securities, asset- and mortgage-backed securities, investment-grade debt securities, and lower-rated fixed income securities, or junk bonds (up to 20% of net assets).The Portfolio may invest in foreign securities (up to 30% of net assets) and in short-term investments (up to 20% of net assets). The Portfolio may also invest in dollar rolls and when-issued and delayed-delivery securities. The short-term investments in which the Portfolio may invest in the aggregate include, but are not limited to, money market funds, certificates of deposit, savings association obligations, commercial paper, U.S. government obligations, corporate bonds and notes, and repurchase agreements. The Portfolio is managed by two subadvisers. The Portfolio’s assets are not necessarily divided equally among the subadvisers. Approximately 50% of the Portfolio’s assets will be allocated to one subadviser, which will actively manage a portion of assets allocated to it and passively manage the remainder of the assets allocated to it by investing in a sampling of securities included in the Bloomberg U.S. Government Bond Index (the “Index”) by utilizing a statistical technique known as “optimization.” The goal of optimization is to select securities which ensure that characteristics such as industry weightings, average market capitalizations and fundamental characteristics (e.g., return variability, duration, maturity, credit rating and yield) closely approximate those of the Index. Securities not in the Index may be held before or after changes in the composition of the Index or if they have characteristics similar to securities in the Index. The remainder of the Portfolio’s assets will be allocated to the other subadviser, which will actively manage those assets. The Portfolio’s target allocations among the subadvisers are subject to change.